COMMITMENTS (Narrative) (Details) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2017	Oct. 30, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating Leased Assets [Line Items]
Lease term		61 months
Lease term beginning		Nov. 01, 2017
Lease term ending		Nov. 30, 2022
Additional Lease term		24 months
Lease rent for first year		$ 168,824					$ 32,432
Percentage of rent increase annual base rent		3.00%
Prepaid rent for November 1, 2017 through October 31, 2019		$ 347,045
Prepaid estimated tenant's proportionate share of operating expenses		186,293
Security deposit		$ 36,524
Rental income received from current premise tenant	$ 260,000
Research and Development Expense [Member]
Operating Leased Assets [Line Items]
Rent expense			$ 27,764	$ 26,302	$ 84,582	$ 122,829	149,131	$ 121,228
General and Administrative Expense [Member]
Operating Leased Assets [Line Items]
Rent expense			$ 9,254	$ 8,767	$ 28,194	$ 43,023	$ 51,791	$ 25,348